Related Party Transactions (Details) ¥ in Millions			12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)
Related Party Transactions [Line Items]
Prepayment			$ 1,031,148		$ 54,782
Hui Yuan [Member]
Related Party Transactions [Line Items]
Balance due amount			7,602,043		7,336,833
Zhizhen Guorui [Member]
Related Party Transactions [Line Items]
Amount transaction	$ 14,084,705	¥ 100.0	13,480,745	¥ 98.4
Prepayment			$ 21,356		$ 106,791
Hui Yuan [Member]
Related Party Transactions [Line Items]
Annual interest rate			6.80%	6.80%